Allowance for Loan and Lease Losses ("ALLL") (Summary of Allowance for Loan and Lease Losses and Recorded Investment in Loans and Leases, Excluding Loans Covered by FDIC) (Detail) (USD $)	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Allowance For Loan And Lease Losses [Line Items]
Allowance for Loan and Lease Losses ALLL for Individually Evaluated Impaired Loans and Leases	$ 1,483,000		$ 1,783,000
ALLL for All Other Loans and Leases	38,738,000		39,169,000		40,230,000	39,619,000
Loans and Leases Excluding Purchased Non-Covered Loans and Covered Loans - Individually Evaluated Impaired Loans and Leases	8,147,000		12,302,000
Loans and Leases Excluding Purchased Non-Covered Loans and Covered Loans - All Other Loans and Leases	2,107,687,000		1,868,181,000
Total Loans and Leases	2,115,834,000		1,880,483,000
Real Estate [Member] | Residential 1-4 Family [Member]
Allowance For Loan And Lease Losses [Line Items]
Allowance for Loan and Lease Losses ALLL for Individually Evaluated Impaired Loans and Leases	518,000		415,000	[1]
ALLL for All Other Loans and Leases	4,820,000		3,848,000	[1]
Loans and Leases Excluding Purchased Non-Covered Loans and Covered Loans - Individually Evaluated Impaired Loans and Leases	2,906,000		3,239,000	[1]
Loans and Leases Excluding Purchased Non-Covered Loans and Covered Loans - All Other Loans and Leases	269,146,000		257,163,000	[1]
Total Loans and Leases	272,052,000	[2]	260,402,000	[1],[2]
Real Estate [Member] | Non-Farm/Non-Residential [Member]
Allowance For Loan And Lease Losses [Line Items]
Allowance for Loan and Lease Losses ALLL for Individually Evaluated Impaired Loans and Leases	53,000		410,000
ALLL for All Other Loans and Leases	10,107,000		12,203,000
Loans and Leases Excluding Purchased Non-Covered Loans and Covered Loans - Individually Evaluated Impaired Loans and Leases	2,898,000		3,837,000
Loans and Leases Excluding Purchased Non-Covered Loans and Covered Loans - All Other Loans and Leases	805,008,000		704,929,000
Total Loans and Leases	807,906,000		708,766,000
Real Estate [Member] | Construction/Land Development [Member]
Allowance For Loan And Lease Losses [Line Items]
Allowance for Loan and Lease Losses ALLL for Individually Evaluated Impaired Loans and Leases	7,000		31,000
ALLL for All Other Loans and Leases	12,000,000		9,478,000
Loans and Leases Excluding Purchased Non-Covered Loans and Covered Loans - Individually Evaluated Impaired Loans and Leases	542,000		3,001,000
Loans and Leases Excluding Purchased Non-Covered Loans and Covered Loans - All Other Loans and Leases	578,234,000		475,105,000
Total Loans and Leases	578,776,000		478,106,000
Real Estate [Member] | Agricultural [Member]
Allowance For Loan And Lease Losses [Line Items]
Allowance for Loan and Lease Losses ALLL for Individually Evaluated Impaired Loans and Leases	254,000
ALLL for All Other Loans and Leases	2,878,000		3,383,000
Loans and Leases Excluding Purchased Non-Covered Loans and Covered Loans - Individually Evaluated Impaired Loans and Leases	985,000		737,000
Loans and Leases Excluding Purchased Non-Covered Loans and Covered Loans - All Other Loans and Leases	49,634,000		70,421,000
Total Loans and Leases	50,619,000		71,158,000
Real Estate [Member] | Multifamily Residential [Member]
Allowance For Loan And Lease Losses [Line Items]
ALLL for All Other Loans and Leases	2,030,000		2,564,000
Loans and Leases Excluding Purchased Non-Covered Loans and Covered Loans - All Other Loans and Leases	141,243,000		142,131,000
Total Loans and Leases	141,243,000		142,131,000
Commercial and Industrial [Member]
Allowance For Loan And Lease Losses [Line Items]
Allowance for Loan and Lease Losses ALLL for Individually Evaluated Impaired Loans and Leases	649,000		868,000
ALLL for All Other Loans and Leases	3,655,000		4,591,000
Loans and Leases Excluding Purchased Non-Covered Loans and Covered Loans - Individually Evaluated Impaired Loans and Leases	761,000		1,390,000
Loans and Leases Excluding Purchased Non-Covered Loans and Covered Loans - All Other Loans and Leases	159,043,000		118,658,000
Total Loans and Leases	159,804,000		120,048,000
Consumer [Member]
Allowance For Loan And Lease Losses [Line Items]
Allowance for Loan and Lease Losses ALLL for Individually Evaluated Impaired Loans and Leases			57,000
ALLL for All Other Loans and Leases	1,015,000		1,209,000
Loans and Leases Excluding Purchased Non-Covered Loans and Covered Loans - Individually Evaluated Impaired Loans and Leases	33,000		87,000
Loans and Leases Excluding Purchased Non-Covered Loans and Covered Loans - All Other Loans and Leases	29,748,000		36,074,000
Total Loans and Leases	29,781,000	[2]	36,161,000	[2]
Direct Financing Leases [Member]
Allowance For Loan And Lease Losses [Line Items]
ALLL for All Other Loans and Leases	2,050,000		1,632,000
Loans and Leases Excluding Purchased Non-Covered Loans and Covered Loans - All Other Loans and Leases	68,022,000		54,745,000
Total Loans and Leases	68,022,000		54,745,000
Other [Member]
Allowance For Loan And Lease Losses [Line Items]
Allowance for Loan and Lease Losses ALLL for Individually Evaluated Impaired Loans and Leases	2,000		2,000
ALLL for All Other Loans and Leases	183,000		261,000
Loans and Leases Excluding Purchased Non-Covered Loans and Covered Loans - Individually Evaluated Impaired Loans and Leases	22,000		11,000
Loans and Leases Excluding Purchased Non-Covered Loans and Covered Loans - All Other Loans and Leases	7,609,000		8,955,000
Total Loans and Leases	7,631,000	[2]	8,966,000	[2]
ALLL For All Other Loans And Leases [Member]
Allowance For Loan And Lease Losses [Line Items]
ALLL for All Other Loans and Leases	37,255,000		37,386,000
ALLL For All Other Loans And Leases [Member] | Real Estate [Member] | Residential 1-4 Family [Member]
Allowance For Loan And Lease Losses [Line Items]
ALLL for All Other Loans and Leases	4,302,000		3,433,000	[1]
ALLL For All Other Loans And Leases [Member] | Real Estate [Member] | Non-Farm/Non-Residential [Member]
Allowance For Loan And Lease Losses [Line Items]
ALLL for All Other Loans and Leases	10,054,000		11,793,000
ALLL For All Other Loans And Leases [Member] | Real Estate [Member] | Construction/Land Development [Member]
Allowance For Loan And Lease Losses [Line Items]
ALLL for All Other Loans and Leases	11,993,000		9,447,000
ALLL For All Other Loans And Leases [Member] | Real Estate [Member] | Agricultural [Member]
Allowance For Loan And Lease Losses [Line Items]
ALLL for All Other Loans and Leases	2,624,000		3,383,000
ALLL For All Other Loans And Leases [Member] | Real Estate [Member] | Multifamily Residential [Member]
Allowance For Loan And Lease Losses [Line Items]
ALLL for All Other Loans and Leases	2,030,000		2,564,000
ALLL For All Other Loans And Leases [Member] | Commercial and Industrial [Member]
Allowance For Loan And Lease Losses [Line Items]
ALLL for All Other Loans and Leases	3,006,000		3,723,000
ALLL For All Other Loans And Leases [Member] | Consumer [Member]
Allowance For Loan And Lease Losses [Line Items]
ALLL for All Other Loans and Leases	1,015,000		1,152,000
ALLL For All Other Loans And Leases [Member] | Direct Financing Leases [Member]
Allowance For Loan And Lease Losses [Line Items]
ALLL for All Other Loans and Leases	2,050,000		1,632,000
ALLL For All Other Loans And Leases [Member] | Other [Member]
Allowance For Loan And Lease Losses [Line Items]
ALLL for All Other Loans and Leases	$ 181,000		$ 259,000

[1]	Includes one individually evaluated loan classified as a TDR totaling $1.0 million with an ALLL of $0.3 million allocated for such loan.
[2]	The Company does not risk rate its residential 1-4 family loans, its consumer loans, and certain "other" loans. However, for purposes of the above table, the Company considers such loans to be (i) satisfactory - if they are performing and less than 30 days past due, (ii) watch - if they are performing and 30 to 89 days past due or (iii) substandard - if they are nonperforming or 90 days or more past due.